Great East Japan Earthquake and Thai Floods	12 Months Ended
Mar. 31, 2012
Great East Japan Earthquake and Thai Floods
18.	Great East Japan Earthquake and Thai Floods

(1)	Great East Japan Earthquake

On March 11, 2011, Japan experienced a massive earthquake and tsunami (the “Great East Japan Earthquake”). The disaster caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located principally in northeastern Japan.

For the fiscal year ended March 31, 2011, Sony incurred incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the disaster of 10,897 million yen, including the disposal or impairment of fixed assets of 7,668 million yen. These losses and expenses were primarily recorded in other operating (income) expense, net in the consolidated statements of income and were offset by insurance recoveries of 10,841 million yen, the amount that was deemed probable up to the extent of the corresponding losses recognized, as described below. The restoration costs anticipated to occur on or after April 1, 2011 were not recorded in the period ended March 31, 2011. In addition, Sony also incurred other losses and expenses of 11,821 million yen, which included idle facility costs at manufacturing sites, and an additional provision for life insurance policy reserves. These losses and expenses were primarily recorded in cost of sales and financial services expenses in the consolidated statements of income.

For the fiscal year ended March 31, 2012, Sony incurred incremental losses and expenses including repair, removal, restoration and cleaning costs directly related to the damage caused by the disaster of 5,864 million yen. These losses and expenses were primarily recorded in cost of sales in the consolidated statements of income and were partially offset by insurance recoveries of 2,159 million yen, as described below. In addition, Sony also incurred other losses and expenses of 6,294 million yen, which included idle facility costs at manufacturing sites. These losses and expenses were primarily recorded in cost of sales in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Great East Japan Earthquake for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets and inventories and provide business interruption coverage, including lost profits.

Insurance claims in the amount of 15,000 million yen, the total coverage amount, were agreed to by the insurance carriers as a final settlement and were paid in March 2012. Of this amount, 2,000 million yen is due to a certain carrier as reinsurance and recorded in other current liabilities in the consolidated balance sheets. The insurance proceeds are primarily included in investing activities in the consolidated statements of cash flows.

(2)	Thai Floods

In October 2011, certain of Sony’s Thailand subsidiaries temporarily closed operations due to significant floods (the “Floods”). The Floods caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located in Thailand. In addition, the Floods impacted the operations of certain Sony subsidiaries in Japan and other countries.

For the fiscal year ended March 31, 2012, Sony incurred incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the Floods of 13,236 million yen, including the disposal or impairment of fixed assets of 7,882 million yen. These losses and expenses were primarily recorded in other operating (income) expense, net in the consolidated statements of income and were offset by insurance recoveries as described below. The restoration costs anticipated to occur on or after April 1, 2012 were not recorded in the fiscal year ended March 31, 2012 and will be recorded when the services are rendered and liabilities incurred. In addition, Sony also incurred other losses and expenses of 13,899 million yen, which included idle facility costs at manufacturing sites and other additional expenses. These losses and expenses were mainly recorded in cost of sales in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Floods for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets, inventories and additional expenses including removal and cleaning costs and provide business interruption coverage, including lost profits.

Insurance claims in the amount of 50,416 million yen were agreed to by the insurance carriers and were paid during the fiscal year ended March 31, 2012. Of this amount, Sony received 26,316 million yen for fixed assets, inventories and additional expenses, of which 17,520 million yen represents the portion of insurance recoveries in excess of the carrying value before the damage caused by the Floods of the insured fixed assets and inventories, and were recorded in cost of sales and other operating (income) expense, net in the consolidated statements of income. The remaining amount of the insurance claims paid of 24,100 million yen was for business interruption insurance recoveries, which applies to the lost profit which occurred after the Floods to December 31, 2011, and were recorded in other operating revenue in the consolidated statements of income. The insurance proceeds for fixed assets and for other than fixed assets are included in investing activities and operating activities in the consolidated statements of cash flows, respectively.

In addition, as of March 31, 2012, Sony still had pending insurance claims for damage to fixed assets, inventories, additional expenses and business interruption. Sony recorded insurance receivables of 5,788 million yen which represents the portion of the insurance claims that were deemed probable of collection up to the extent of the amount of corresponding losses recognized in the same period and substantially all relate to damaged assets and inventories. Sony concluded that the recoveries from these insurance claims are probable based on the coverage under valid policies, communications with the insurance carriers, Sony’s past claims history with the insurance carriers, and Sony’s assessment that the insurance carriers have the financial ability to pay the claims. These receivables were primarily recorded in prepaid expenses and other current assets in the consolidated balance sheets.